MASSMUTUAL PREMIER FUNDS

Supplement dated May 1, 2012 to the

Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found on page 13 in the last sentence of the second paragraph under Principal Investment Strategies for the Inflation-Protected and Income Fund:

The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars.

The information on page 39 for Harjeet Heer under Portfolio Managers for the International Bond Fund is hereby deleted.

The following information supplements information for the International Bond Fund found on page 39 under Portfolio Managers:

Dagmar Dvorak is the Head of Global Aggregate at Baring. She has managed the Fund since April 2012.

Effective March 29, 2012, the following information replaces similar information for the International Equity Fund found on page 91 under Portfolio Manager:

Portfolio Managers:

George R. Evans

Mr. Evans is a Senior Vice President of OFI Institutional. He has managed the Fund since its inception.

Robert B. Dunphy

Mr. Dunphy is a Vice President of OFI Institutional. He has managed the Fund since March 2012.

The following information replaces similar information found on pages 110-111 in the first paragraph under the heading Mortgage- and Asset-Backed Securities Risk in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies:

Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans, commonly referred to as “collateralized debt obligations,” including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). The assets backing collateralized debt obligations may consist in part or entirely of high risk, below investment grade debt obligations (or comparable unrated obligations). In the case of CBOs and certain other collateralized debt obligations, those may include, by way of example, high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities, and emerging market debt. In the case of CLOs, they may include, among other things, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, any or all of which may be rated below investment grade or comparable unrated obligations.

The information on page 118 for Harjeet Heer under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.

The following information supplements information for the International Bond Fund found under the heading Subadvisers and Portfolio Managers on page 118 in the section titled Management of the Funds:

Dagmar Dvorak, CFA

is a portfolio manager of the International Bond Fund. Ms. Dvorak is the Head of Global Aggregate and is responsible for managing Global Government and Corporate Bond, as well as Currency mandates for institutional clients. She is also responsible for the research of a variety of bond and currency markets. Prior to joining Baring in 2007, she was in charge of the global high grade debt research as a member of the Investment Strategy Team at Barclays Wealth in London, and prior to that, she spent two years managing global bond portfolios for private and institutional clients at Deutsche Bank in Vienna, Austria, as well as over three years within the institutional investment management at Raiffeisen managing bond portfolios and fund of funds for financial institutions within the group.

The following information supplements information for the International Equity Fund found under the heading Subadvisers and Portfolio Managers on page 119 in the section titled Management of the Funds:

Robert B. Dunphy, CFA

is a co-portfolio manager of the International Equity Fund. Mr. Dunphy has been a Vice President and portfolio manager of OFI Institutional since March 2012. Mr. Dunphy has also been a portfolio manager of OFI since March 2012 and a Vice President of OFI since January 2011. Previously, he was a Senior Research Analyst and Assistant Vice President at OFI from May 2009 to January 2011, and an Intermediate Research Analyst at OFI from January 2006 to May 2009.

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B3000M-12-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Inflation-Protected and Income Fund

Supplement dated May 1, 2012 to the

Summary Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The following information replaces similar information found in the last sentence of the second paragraph under Principal Investment Strategies:

The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier International Bond Fund

Supplement dated May 1, 2012 to the

Summary Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The information for Harjeet Heer under Portfolio Managers is hereby deleted.

The following information supplements information found under Portfolio Managers:

Dagmar Dvorak is the Head of Global Aggregate at Baring. She has managed the Fund since April 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-02

MASSMUTUAL PREMIER FUNDS

MassMutual Premier International Equity Fund

Supplement dated May 1, 2012 to the

Summary Prospectus dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective March 29, 2012, the following information replaces similar information found under Portfolio Manager:

Portfolio Managers:

George R. Evans

Mr. Evans is a Senior Vice President of OFI Institutional. He has managed the Fund since its inception.

Robert B. Dunphy

Mr. Dunphy is a Vice President of OFI Institutional. He has managed the Fund since March 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

12-01

MASSMUTUAL PREMIER FUNDS

Supplement dated May 1, 2012 to the

Statement of Additional Information dated March 1, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The following information replaces similar information found on page 9 under the heading Cash and Short-Term Debt Securities in the section titled Additional Investment Policies:

Cash, Short-Term Instruments, and Temporary Investments. The Funds may hold any portion of their assets in cash or cash equivalents at any time or for an extended time. The Funds’ investment adviser or subadvisers will determine the amount of the Funds’ assets to be held in cash or cash equivalents at their sole discretion, based on such factors as they may consider appropriate under the circumstances. The Funds may hold a portion of their assets in cash, for example, in order to provide for expenses or anticipated redemption payments or for temporary defensive purposes. The Funds may also hold a portion of their assets in cash as part of the Funds’ investment programs or asset allocation strategies, in amounts considered appropriate by the Funds’ investment adviser or subadvisers. To the extent the Funds hold assets in cash and otherwise uninvested, the ability of the Funds to meet their objectives may be limited. The Funds may invest in high quality money market instruments. The instruments in which the Funds may invest include, without limitation: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) CDs, bankers’ acceptances, fixed time deposits, and other obligations of domestic banks (including foreign branches); (iii) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year; (iv) repurchase agreements; and (v) short-term obligations of foreign banks (including U.S. branches).

The following information replaces similar information found on page 26 in the first paragraph under the heading When-Issued, Delayed-Delivery, Forward Commitment, and Standby Commitment Transactions in the section titled Additional Investment Policies:

When-Issued, Delayed-Delivery, To-Be-Announced, Forward Commitment, and Standby Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, to-be-announced (“TBA”), or forward commitment transactions in order to lock in the purchase price of the underlying security or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

The following information replaces similar information found on page 34 in the first paragraph under the heading Mortgage- and Asset-Backed Securities in the section titled Additional Investment Policies:

Mortgage-backed securities, including collateralized mortgage obligations (“CMOs”) and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Asset-backed securities may also include collateralized debt obligations as described below.

The following information replaces similar information found on page 36 in the last four paragraphs under the heading Mortgage- and Asset-Backed Securities in the section titled Additional Investment Policies:

A Fund may invest in collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs, CLOs, and other CDOs are types of asset-backed securities. A CBO is typically an obligation of a trust backed (or collateralized) by a pool of securities, often including high risk, below investment grade fixed income securities. The collateral may include many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities, and emerging market debt. A CLO is typically an obligation of a trust backed (or collateralized) by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other types of CDOs may include, by way of example, obligations of trusts backed by other types of assets representing obligations of various types, and may include high risk, below investment grade obligations. CBOs, CLOs, and other CDOs may pay management fees and administrative expenses. The risk profile of an investment in a CBO, CLO, or other CDO depends largely on the type of the collateral securities and the class of the instrument in which a Fund invests.

For CBOs, CLOs, and other CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which typically bears the effects of defaults from the bonds or loans in the trust in the first instance and may serve to protect other, senior tranches from defaults. Typically, the more senior the tranche in a CBO, CLO, or other CDO, the higher its rating, although senior tranches can experience substantial losses due to actual defaults. The market values of CBO, CLO, and CDO obligations may be affected by a number of factors, including, among others, changes in interest rates, defaults affecting junior tranches, market anticipation of defaults, and general market aversion to CBO, CLO, or other CDO securities as a class, or to the collateral backing them.

CBOs, CLOs, and other CDOs may be illiquid. In addition to the risks associated with debt securities discussed elsewhere in this SAI and the Funds’ Prospectus (e.g., interest rate risk and the risk of default), CBOs, CLOs, and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments on a CBO’s, CLO’s, or other CDO’s obligations; (ii) the collateral may decline in value or be in default; (iii) the risk that Funds may invest in tranches of CBOs, CLOs, or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The following information replaces similar information for William M. Awad, III of Babson Capital Management LLC found on pages 157-158 in the section titled Appendix C—Additional Portfolio Manager Information with respect to the Core Bond Fund:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

William M. Awad, III
Registered investment companies**	10	$3,538,011,998	0	$0
Other pooled investment vehicles	3	$333,137,201	1	$116,676,118
Other accounts	30	$10,333,360,729	0	$0

*	The information provided is as of October 31, 2011.
**	Does not include the Core Bond Fund.

The following information replaces similar information for William M. Awad, III of Babson Capital Management LLC found on page 159 in the section titled Appendix C—Additional Portfolio Manager Information with respect to the Diversified Bond Fund:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

William M. Awad, III
Registered investment companies**	10	$4,985,805,461	0	$0
Other pooled investment vehicles	3	$333,137,201	1	$116,676,118
Other accounts	30	$10,333,360,729	0	$0

*	The information provided is as of October 31, 2011.
**	Does not include the Diversified Bond Fund.

The following information replaces similar information for William M. Awad, III of Babson Capital Management LLC found on pages 160-161 in the section titled Appendix C—Additional Portfolio Manager Information with respect to the Balanced Fund:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

William M. Awad, III
Registered investment companies**	10	$5,049,726,604	0	$0
Other pooled investment vehicles	3	$333,137,201	1	$116,676,118
Other accounts	30	$10,333,360,729	0	$0

*	The information provided is as of October 31, 2011.
**	Does not include the Balanced Fund.

The following information replaces similar information for Baring International Investment Limited found on page 166 in the section titled Appendix C—Additional Portfolio Manager Information:

The information for Harjeet Heer is hereby deleted.

The portfolio managers of the International Bond Fund are Angelina Chueh and Dagmar Dvorak.

The following information supplements the information for the International Bond Fund found on page 166 in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Dagmar Dvorak
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	7	$900 million	0	$0
Other accounts	9	$2.6 billion	3	$1.5 billion

*	The information provided is as of April 25, 2012.
**	Does not include the International Bond Fund.

Ownership of Securities:

As of April 25, 2012, the portfolio managers did not own any shares of the International Bond Fund.

The following information replaces similar information for OFI Institutional Asset Management, Inc. found on page 175 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the International Equity Fund are George R. Evans and Robert B. Dunphy.

The following information supplements the information for the International Equity Fund found on page 175 in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Robert B. Dunphy
Registered investment companies**	4	$7.27 billion	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts***	1	$98.12 million	0	$0

*	The information provided is as of March 31, 2012.
**	Does not include the International Equity Fund.
***	Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

Ownership of Securities:

As of March 31, 2012, the portfolio managers did not own any shares of the International Equity Fund.

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SAI B3000M-12-01